PENSION AND OTHER POST-RETIREMENT BENEFITS (Details) (USD $)	12 Months Ended
	Oct. 27, 2013	Oct. 28, 2012	Oct. 30, 2011
PENSION AND OTHER POST-RETIREMENT BENEFITS
Costs associated with the defined contribution benefit plans	$ 29,900,000	$ 27,800,000	$ 27,100,000
Amounts recognized in the Consolidated Statements of Financial Position
Pension assets	162,535,000	49,000
Pension and post-retirement benefits	(481,230,000)	(615,428,000)
Pension Benefits
Net periodic cost of defined benefit plans
Service cost	30,979,000	23,425,000	24,206,000
Interest cost	47,688,000	49,135,000	50,282,000
Expected return on plan assets	(73,144,000)	(68,511,000)	(62,989,000)
Amortization of prior service cost	(5,079,000)	(5,079,000)	(607,000)
Recognized actuarial loss (gain)	34,019,000	20,130,000	16,633,000
Curtailment charge	6,000
Net periodic cost	34,469,000	19,100,000	27,525,000
Amounts recognized in accumulated other comprehensive loss
Unrecognized prior service credit	42,300,000	47,400,000
Unrecognized actuarial gains (losses)	(265,300,000)	(521,400,000)
Amount of prior service credit (cost) included in accumulated other comprehensive loss expected to be recognized during next year	5,000,000
Amount of actuarial loss included in accumulated other comprehensive loss expected to be recognized during next year	12,700,000
Change in benefit obligation:
Benefit obligation at beginning of year	1,192,369,000	942,626,000
Service cost	30,979,000	23,425,000	24,206,000
Interest cost	47,688,000	49,135,000	50,282,000
Actuarial (gain) loss	(125,072,000)	222,541,000
Benefits paid	(47,904,000)	(45,358,000)
Benefit obligation at end of year	1,098,060,000	1,192,369,000	942,626,000
Change in plan assets:
Fair value of plan assets at beginning of year	939,230,000	870,923,000
Actual return on plan assets	170,116,000	83,533,000
Employer contributions	25,873,000	30,132,000
Benefits paid	(47,904,000)	(45,358,000)
Fair value of plan assets at end of year	1,087,315,000	939,230,000	870,923,000
Funded status at end of year	(10,745,000)	(253,139,000)
Amounts recognized in the Consolidated Statements of Financial Position
Pension assets	162,535,000	49,000
Employee related expenses	(4,159,000)	(3,650,000)
Pension and post-retirement benefits	(169,121,000)	(249,538,000)
Net amount recognized	(10,745,000)	(253,139,000)
Accumulated benefit obligation in excess of plan assets
Projected benefit obligation	173,300,000	475,300,000
Accumulated benefit obligation	161,400,000	457,600,000
Fair value of plan assets	0	263,000,000
Pension Benefits | Minimum
Pension and other post-retirement benefits
Amortization period of actuarial gains and losses and any adjustments resulting from plan amendments	8 years
Pension Benefits | Maximum
Pension and other post-retirement benefits
Amortization period of actuarial gains and losses and any adjustments resulting from plan amendments	30 years
Post-retirement Benefits
Net periodic cost of defined benefit plans
Service cost	2,494,000	2,272,000	2,219,000
Interest cost	14,910,000	17,910,000	18,891,000
Amortization of prior service cost	(1,332,000)	3,561,000	4,341,000
Recognized actuarial loss (gain)	7,719,000	(3,000)	(4,000)
Net periodic cost	23,791,000	23,740,000	25,447,000
Amounts recognized in accumulated other comprehensive loss
Unrecognized prior service credit	5,500,000	6,800,000
Unrecognized actuarial gains (losses)	(29,300,000)	(88,300,000)
Amount of prior service credit (cost) included in accumulated other comprehensive loss expected to be recognized during next year	1,300,000
Amount of actuarial loss included in accumulated other comprehensive loss expected to be recognized during next year	0
Change in benefit obligation:
Benefit obligation at beginning of year	389,512,000	351,134,000
Service cost	2,494,000	2,272,000	2,219,000
Interest cost	14,910,000	17,910,000	18,891,000
Plan amendments	(68,000)	(22,262,000)
Actuarial (gain) loss	(51,290,000)	63,177,000
Employee contributions	2,512,000	2,495,000
Medicare Part D subsidy	2,217,000	2,320,000
Benefits paid	(25,840,000)	(27,534,000)
Benefit obligation at end of year	334,447,000	389,512,000	351,134,000
Change in plan assets:
Employee contributions	2,512,000	2,495,000
Employer contributions	23,328,000	25,039,000
Benefits paid	(25,840,000)	(27,534,000)
Funded status at end of year	(334,447,000)	(389,512,000)
Amounts recognized in the Consolidated Statements of Financial Position
Employee related expenses	(22,338,000)	(23,622,000)
Pension and post-retirement benefits	(312,109,000)	(365,890,000)
Net amount recognized	$ (334,447,000)	$ (389,512,000)
Post-retirement Benefits | Minimum
Pension and other post-retirement benefits
Amortization period of actuarial gains and losses and any adjustments resulting from plan amendments	6 years
Post-retirement Benefits | Maximum
Pension and other post-retirement benefits
Amortization period of actuarial gains and losses and any adjustments resulting from plan amendments	19 years